Finance receivables (Summary of Contractual Maturities) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Retail Receivables Portfolio Segment
Contractual Maturities [Line Items]
2018	¥ 3,743,543
2019	2,794,572
2020	2,191,969
2021	1,471,456
2022	791,695
Thereafter	460,117
Financing Receivables, Gross , Total	11,453,352
Finance Lease Receivables Portfolio Segment
Contractual Maturities [Line Items]
2018	323,426
2019	250,978
2020	190,217
2021	87,492
2022	31,798
Thereafter	5,611
Financing Receivables, Gross , Total	889,522
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Contractual Maturities [Line Items]
2018	2,437,941
2019	275,706
2020	151,757
2021	111,925
2022	139,923
Thereafter	163,890
Financing Receivables, Gross , Total	¥ 3,281,142